ORGANIZATION - Schedule of variable interest entity (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 09, 2024	Dec. 03, 2024
Fine Brand Limited ("BVI")
ORGANIZATION
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
BT Mining Limited (BT Mining)
ORGANIZATION
Date of establishment	Apr. 19, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK Limited ("500wan HK")
ORGANIZATION
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Bee Computing (HK) Limited ("Bee Computing")
ORGANIZATION
Date of establishment	May 17, 2016
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Miner Manufacturing
Dolai LLC ("Dolai")
ORGANIZATION
Date of establishment	Aug. 21, 2025
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Payment Service
Echo AI Games PLC ("Echo")
ORGANIZATION
Date of establishment	Apr. 15, 2025
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	AI Platform Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. ("E-Sun Sky Computer")
ORGANIZATION
Date of establishment	Jun. 18, 2007
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Star Light Inc. ("Star Light")
ORGANIZATION
Date of establishment	Jan. 29, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Guanghan Data Center Co., Ltd. ("Guanghan")
ORGANIZATION
Date of establishment	Nov. 19, 2024
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Data Center Service
Alpha Data Center PLC ("Alpha")
ORGANIZATION
Date of establishment	Jul. 21, 2022
Place of establishment	Ethiopia
Percentage of ownership by the Company	95.00%	51.00%	51.00%
Principal activities	Data Center Service
Summit Bend US Corporation ("Summit Bend")
ORGANIZATION
Date of establishment	Sep. 22, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Star Light Ohio I Corporation ("Ohio I")
ORGANIZATION
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Star Light Ohio II Corporation ("Ohio II")
ORGANIZATION
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Asgard Data Centers LLC ("Asgard")
ORGANIZATION
Date of establishment	Sep. 16, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Data Center Service
Alliance International Technologies Limited ("Alliance International Technologies")
ORGANIZATION
Date of establishment	Mar. 11, 2020
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
1324492 B.C.Ltd
ORGANIZATION
Date of establishment	Sep. 16, 2021
Place of establishment	Canada
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Multi Group Ltd ("The Multi Group" or "TMG")
ORGANIZATION
Date of establishment	Jun. 26, 2015
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd
ORGANIZATION
Date of establishment	Dec. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd
ORGANIZATION
Date of establishment	Oct. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multilotto UK Ltd
ORGANIZATION
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd
ORGANIZATION
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Wasp Media Ltd
ORGANIZATION
Date of establishment	Aug. 12, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Round Spot Services Ltd
ORGANIZATION
Date of establishment	May 06, 2015
Place of establishment	Cyprus
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Pay N.V.
ORGANIZATION
Date of establishment	Aug. 25, 2011
Place of establishment	Curacao
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Oddson Europe Ltd
ORGANIZATION
Date of establishment	Jan. 10, 2018
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming